Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenues
Gross premiums written	$ 1,296.8	$ 1,219.0	$ 3,137.2	$ 2,941.9
Reinsurance premiums ceded	(527.6)	(520.1)	(1,187.7)	(1,216.6)
Net premiums written	769.2	698.9	1,949.5	1,725.3
Change in net unearned premiums	(188.1)	(160.9)	(799.9)	(584.3)
Net premiums earned	581.1	538.0	1,149.6	1,141.0
Net investment income	44.0	44.6	87.7	94.1
Net realized and unrealized investment gains	24.9	6.7	23.3	12.6
Total revenues	650.0	589.3	1,260.6	1,247.7
Expenses
Losses and loss adjustment expenses	292.6	296.7	516.4	725.9
Policy acquisition expenses (includes The Fidelis Partnership commissions of $70.5 and $157.3 (2025: $70.6 and $149.0))	256.4	239.6	495.7	485.9
General and administrative expenses	29.3	22.3	58.5	44.3
Corporate and other expenses	2.3	1.2	2.7	1.2
Net foreign exchange (gains)/losses	3.9	(2.0)	4.0	0.5
Financing costs	12.6	9.3	27.3	18.0
Total expenses	597.1	567.1	1,104.6	1,275.8
Income/(loss) before income taxes	52.9	22.2	156.0	(28.1)
Income tax (expense)/benefit	(8.5)	(2.5)	(3.6)	5.3
Net income/(loss)	44.4	19.7	152.4	(22.8)
Other comprehensive income/(loss)
Unrealized gains/(losses) on available-for-sale investments	(11.0)	10.9	(37.5)	36.6
Reclassification of net realized losses/(gains) recognized in net income	0.7	(0.8)	0.7	(1.6)
Income tax (expense)/benefit, all of which relates to unrealized gains/(losses) on available-for-sale investments	2.0	0.6	7.0	(6.8)
Total other comprehensive income/(loss)	(8.3)	10.7	(29.8)	28.2
Comprehensive income	$ 36.1	$ 30.4	$ 122.6	$ 5.4
Per share data
Earnings/(loss) per common share (in dollars per share)	$ 0.53	$ 0.18	$ 1.72	$ (0.21)
Earnings/(loss) per diluted common share (in dollars per share)	$ 0.52	$ 0.18	$ 1.71	$ (0.21)
Weighted average common shares outstanding (in shares)	84,414,876	108,627,579	88,664,331	110,077,312
Weighted average diluted common shares outstanding (in shares)	85,107,550	109,135,824	89,265,865	110,077,312